Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.      Transactions with Related Parties

On July 27, 2015, the Company proceeded with the sale and transfer of all of the issued and registered shares of the vessel-owning subsidiaries of the M/V Dream Seas, the M/V Gentle Seas, the M/V Peaceful Seas and the M/V Friendly Seas to an entity controlled by Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer based on a mutually agreed value of $63,200,000 (refer to Note 6).

The following transactions with related parties occurred during the years ended December 31, 2013, 2014 and 2015:

(a)      Allseas: The following amounts charged by Allseas are included in the accompanying consolidated statements of comprehensive loss:

	2013	2014	2015
Included in Commissions
Charter hire commissions	$750,533	$708,153	$-

Included in Vessel operating expenses
Superintendent fees	$399,626	$481,200	$580,119

Included in Dry-docking expenses
Superintendent fees	$109,248	$123,840	$71,057

Management fees - related party
Management fees	$4,104,271	$4,628,813	$4,139,724
Financial accounting and reporting services	720,361	$757,442	$700,012
Loretto agreement	1,049,784	$880,015	$755
Total Management fees	$5,874,416	$6,266,270	$4,840,491

Included in General and administrative expenses
Administrative fees	$38,598	$37,746	$32,843
Executive services fees	$7,582,634	$5,689,152	$3,203,195

Included in (Gain) / loss from sale of assets
Vessel sale & purchase commissions	$-	$745,000	$-
Superintendent fees	$-	$-	$17,079

Included in Loss from contract cancellation (Hull 656)
Technical management and superintendent fees	$444,421	$-	$-

The following amounts charged by Allseas were capitalized and are included in vessels cost and advances for vessels under construction in the accompanying 2014 consolidated balance sheet: technical management and superintendent fees relating to newbuilding vessels (refer to 5-Newbuilding Supervision Agreement), and vessel purchase commissions, which in the aggregate amounted to $3,804,918.

During the year ended December 31, 2015, Allseas charged technical management and superintendent fees relating to newbuilding vessels of $1,845,161, which were capitalized and are included in advances for vessels under construction in the accompanying 2015 consolidated balance sheet.

In January 2015, the Company's vessel owning subsidiaries signed amended and restated management agreements with Allseas, according to which a portion of the services that were previously provided by Allseas have been ceased. Pursuant to the terms of the amended and restated management agreements, effective January 2015, Allseas is no longer providing chartering and sale and purchase services, and as such the fees related to these services have been terminated. More specifically, the commissions representing the 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“Charter Hire Commission”), and the 1.00% of the price of any vessel bought, constructed or sold on behalf of the Company, calculated in accordance with the relevant memorandum of agreement (“Vessel Commission”) are no longer payable to Allseas.

(1) Ship-Owning Company Management Agreements

(i) Management Services - Each of the ship-owning companies has a management agreement with Allseas, under which management services are provided in exchange for a fixed daily fee per vessel. This fee is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. During the years ended December 31, 2013, 2014 and 2015, Allseas charged management fees of €661.15, €664.46 and €666.45 per vessel per day, respectively.

(ii) Pre-Delivery Services - A lump sum fee of $15,000 is payable to Allseas for pre-delivery services provided during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(iii) Superintendent Services - Allseas is entitled to a superintendent fee of €500 per day for each day in excess of 5 days per calendar year for which a Superintendent performed on site inspection.

(2) Accounting Agreement - Allseas is entitled to a fee of €250,000 per annum, payable quarterly, for the provision of financial accounting services, and a fee of $30,000 per vessel per annum, payable quarterly, for the provision of financial reporting services. These fees are included in Management fees - related party in the accompanying consolidated statements of comprehensive loss. On May 18, 2015, the Company entered into an amended and restated accounting agreement with Allseas, pursuant to which the duration of the agreement was converted from the fixed term of one year to indefinite unless terminated in accordance with the provisions of the agreement. The fees under the amended and restated accounting agreement remained unchanged. If the respective agreement is terminated by Allseas either for “good reason” or as a result of “change in control”, as such terms are defined in the agreement, or terminated by the Company without “cause”, as defined in the agreement, Allseas will be entitled to receive (i) its fee payable through the “termination date”, as defined in the agreement, and (ii) compensation equal to three years' annual financial accounting services fee and financial reporting fee then applicable.

(3) Tripartite Agreement between the Company, Allseas and Loretto Finance Inc. - On November 10, 2009, the Company, Allseas, and Loretto Finance Inc. (“Loretto”), a wholly owned subsidiary of Allseas, signed a tripartite agreement, as clarified and amended by a supplemental agreement, effective from December 1, 2012, whereby in the event of a capital increase, an equity offering or the issuance of common shares to a third party or third parties in the future, other than common shares issued pursuant to the Company's equity incentive plan as discussed in Note 12 (as the same may be further amended, amended and restated, supplemented or otherwise modified) or any future equity incentive plans may be adopted, the Company will issue, at no cost to Loretto, additional common shares in an amount equal to 2% of the total number of common shares issued pursuant to such capital increase, equity offering or third party issuance, as applicable. In accordance with the terms of the agreement, any common shares to be issued to Loretto under the agreement may only be issued once the capital increase, equity offering or third party issuance giving rise to the obligation to issue shares to Loretto under the agreement has closed and any applicable contingencies, forfeiture rights or conditions precedent relating to such capital increase, equity offering or third party issuance have lapsed or expired or have been cancelled or terminated, unless otherwise agreed by the mutual agreement of the parties. The fair value of the shares issued for no consideration are accounted as share based payment and presented as Management fees - related party in the year granted in the statement of comprehensive income / (loss). Accordingly, as of December 31, 2015, the Company has granted and issued to Loretto a total of 12,557 Class A common shares, of which 190 were issued in 2015.

In connection with the at-the-market offering of up to $4,000,000 of Class A common shares discussed in Note 11, effective December 18, 2015, 190 Class A common shares were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on December 18, 2015 was recorded as share based compensation and is included in Management fees - related party in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2015.

(4) Administrative Service Agreement - The Company entered into an administrative service agreement with Allseas on November 12, 2008. Under the agreement, Allseas provides telecommunication services, secretarial and reception personnel and equipment, security facilities, office cleaning services and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

(5) Newbuildings Supervision Agreement - The Company has entered into management agreements with Allseas relating to the supervision of each of the contracted newbuilding vessels, pursuant to which Allseas is entitled to: (1) a flat fee of $375,000 per vessel for the first 12 month period commencing from the respective steel cutting date of each vessel, and thereafter the flat fee will be paid on a pro rata basis until the vessel's delivery to the Company, (2) a daily fee of €115 per vessel commencing from the date of the vessel's shipbuilding contract until the Company accepts delivery of the respective vessel, and (3) €500 per day for each day in excess of 5 days per calendar year for which a superintendent performed on site inspection.

(6) Compensation Agreement - The Company has entered into a compensation agreement with Allseas whereby in the event that Allseas is involuntarily terminated as the manager of its fleet, it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,266,100 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.0887 as of December 31, 2015).

(7) Executive Services Agreement - Effective January 1, 2011, the Company entered into an executive services agreement with Allseas, pursuant to which Allseas provides the services of the executive officers, which include strategy, business development, marketing, finance and other services, who report directly to the Company's Board of Directors. Effective January 1, 2013, the executive services fee was adjusted to €2,700,000 per annum, while effective January 1, 2014, the executive services fee was adjusted to €2,900,000 per annum. On May 18, 2015, the Company entered into an amended and restated executive services agreement with Allseas, pursuant to which the duration of the agreement was converted from the fixed term of five years to indefinite unless terminated in accordance with the provisions of the agreement. The fees under the amended and restated executive services agreement remained unchanged. If the respective agreement is terminated by Allseas either for “good reason” or as a result of “change in control”, as such terms are defined in the agreement, or terminated by the Company without “cause”, as defined in the agreement, Allseas will be entitled to receive (i) its fee payable through the “termination date”, as defined in the agreement, (ii) compensation equal to three years' annual executive services fee then applicable, and (iii) 78,948 of the Company's common shares, issued for no consideration on the date of termination. For the years ended December 31, 2013, 2014 and 2015, incentive compensation of $3,993,000, $1,848,900 and $0, respectively,  was paid to Allseas for executive services and is included in the executive services fees presented in the table above.

Each month, the Company funds a payment to Allseas to cover working capital needs equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties. As of December 31, 2014, and 2015, $843,510 and $220,568, respectively, was due from Allseas.

 (b)      Seacommercial: In January 2015, the Company's vessel owning subsidiaries signed brokerage services agreements with Seacommercial. Pursuant to the agreements, effective January 2, 2015, Seacommercial provides full brokerage services in exchange for fees representing the 1.25% Charter Hire Commission and the 1.00% Vessel Commission.

Charter hire commissions charged by Seacommercial for the year ended December 31, 2015, amounted to $437,817 and are included in Commissions in the 2015 consolidated statement of comprehensive loss.

In the third quarter of 2015, following the sale of all of the issued and registered shares of the vessel-owning subsidiaries of the M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas to an entity controlled by Mr. Michael Bodouroglou as discussed above, the Company proceeded with the payment of 1.00% Vessel Commission, or $632,000, to Seacommercial, which is included in Loss related to vessels held for sale in the 2015 consolidated statement of comprehensive loss. In addition, an amount of $143,050 relating to 1.00% Vessel Commission on the sale of vessels M/V Pearl Seas, M/V Kind Seas, M/V Calm Seas and M/V Deep Seas is included in Loss related to vessels held for sale and paid to Seacommercial in January 2016 following the delivery of vessels to their new owners.

In December 2015, following the sale of the M/V Sapphire Seas and the M/V Diamond Seas discussed in Note 6, the Company proceeded with the payment of a 1.00% Vessel Commission, or $70,000, to Seacommercial, which is included in (Gain) / loss from sale of assets.

As of December 31, 2015, the amount due to Seacommercial was $12,104.

(c)      Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On September 13, 2007 and effective as of October 1, 2007, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer. On October 1, 2012, the rental agreement was renewed for an additional term of 5 years, beginning October 1, 2012 and expiring September 30, 2017, pursuant to which the monthly rental for the first year was €3,000, plus 3.6% tax, and adjusted annually thereafter for inflation increases in accordance with the official Greek inflation rate. Rent expense under this lease amounted to $49,324, $49,001 and $40,701 for the years ended December 31, 2013, 2014 and 2015, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of comprehensive loss.

 (d)      Crewcare Inc. (“Crewcare”):

(1) Manning Agency Agreements - Each of the Company's ship-owning subsidiaries has a manning agency agreement with Crewcare, a company beneficially owned by the Company's Chief Executive Officer, based in Manila, Philippines. Under the agreements, manning services are provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, plus a recruitment fee of $120 per seaman, payable on a one-off basis. In addition, the agreements also provide for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred amounted to $382,517, $441,499 and $433,368 for the years ended December 31, 2013, 2014 and 2015, respectively, and are included in Vessels operating expenses. Administrative services are also being provided which represent payment of crew wages and related costs on behalf of the Company.

(2) Cadetship Program Agreements - On October 5, 2013, each of the Company's ship-owning subsidiaries entered into a cadetship program agreement with Crewcare, pursuant to which Crewcare, at its own cost, is responsible for recruiting and training cadets to be assigned to the vessels. These services are being provided in exchange for a lump sum fee of $5,000 per cadet employed on board the vessel for one-year on board training. The agreement has an initial term of one year with the option to renew for one more year by mutual agreement. The agreement was renewed for one additional year, effective October 5, 2014. The expenses incurred for the years ended December 31, 2014 and 2015, amounted to $360,000 and $190,000, respectively, and are included in Vessels operating expenses.

The balances due to Crewcare amounted to $166,354 and $1,247,676 as of December 31, 2014 and 2015, respectively.

(e)      Box Ships Inc.: As of December 31, 2014, the Company held 11.0% of Box Ships' common stock. In the second quarter of 2015, the Company sold the total of 3,437,500 shares representing its remaining interest in Box Ships (Note 7).

On May 27, 2011, the Company granted Box Ships an unsecured loan of $30,000,000. The loan bore interest at LIBOR plus a margin of 4.00%. As of December 31, 2012, the outstanding loan balance due from Box Ships was $14,000,000. On February 28, 2013, Box Ships prepaid an amount of $1,000,000 and reduced the outstanding balance of the respective loan to $13,000,000. In addition, on March 11, 2013, the Company agreed to amend certain terms of the loan agreement. Pursuant to the amended agreement, the Company agreed to extend the maturity of the loan for one year, from April 19, 2013 to April 19, 2014. During the remaining term of the loan, Box Ships was required to make quarterly principal installments in the amount of $1,000,000 each, with a final balloon payment of $9,000,000 due on the maturity date. In consideration for the amendment of the loan agreement, Box Ships agreed to pay an amendment fee of $65,000, which is included in Interest income in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2013, and to increase the margin from 4.00% to 5.00%. In April 2013, Box Ships paid the amendment fee of $65,000. Pursuant to the amended loan agreement, on April 19, 2013 and on July 19, 2013, Box Ships proceeded with the first two quarterly principal installment payments of $1,000,000 each. In addition, on August 5, 2013, Box Ships prepaid an amount of $5,000,000 and reduced the outstanding balance of the respective loan to $6,000,000, which was fully repaid on October 18, 2013. For the year ended December 31, 2013, interest charged on the respective loan amounted to $439,326.